LIABILITY FOR LOANS SOLD (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Changes in the mortgage loan repurchase reserve
Balance at beginning of period	$ 1,353,095	$ 977,134
Provisions charged to expense	350,263	951,065
Amounts paid to resolve demands	(262,717)	(575,104)
Balance at end of period	1,440,641	1,353,095
Obligation To Repurchase Receivables Sold [Member]
Liability for loans sold
Borrower default period for repurchase mortgage loans sold	90 days
Notice period for breaches of contractual representations or warranties made at the time of sale of loans	90 days
Period within which borrower pays off the loan after origination	120 days
Principal balance of loans sold	258,000,000	412,000,000
Principal balance of mortgage loan repurchase demands on loans previously sold
Received during period	12,953,000	8,720,000
Resolved during period	11,806,000	8,148,000
Unresolved at end of period	6,785,000	5,638,000
Changes in the mortgage loan repurchase reserve
Amounts paid to resolve demands	262,717	575,104
Estimated liability for loans sold	1,400,000
Obligation To Repurchase Receivables Sold [Member] | Resolved By Providing Additional Documentation With No Further Action Required [Member]
Principal balance of mortgage loan repurchase demands on loans previously sold
Resolved during period	9,877,000	6,517,000
Obligation To Repurchase Receivables Sold [Member] | Resolved By Repurchasing Loans Previously Sold To Investors [Member]
Principal balance of mortgage loan repurchase demands on loans previously sold
Resolved during period	1,777,000	1,436,000
Changes in the mortgage loan repurchase reserve
Amounts paid to resolve demands	28,273	328,844
Obligation To Repurchase Receivables Sold [Member] | Payments Due Upon Early Payoff Of Loans Previously Sold [Member]
Changes in the mortgage loan repurchase reserve
Amounts paid to resolve demands	178,824	195,182
Obligation To Repurchase Receivables Sold [Member] | Resolved By Payments To Reimburse Investors For Losses Incurred [Member]
Principal balance of mortgage loan repurchase demands on loans previously sold
Resolved during period	152,000	195,000
Changes in the mortgage loan repurchase reserve
Amounts paid to resolve demands	$ 55,620	$ 51,078